Convertible notes payable (Details Narrative)						1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 12, 2022 shares	May 22, 2021 USD ($) $ / shares shares	Nov. 03, 2020 USD ($) $ / shares shares	Aug. 27, 2020 USD ($) shares	May 06, 2020 USD ($) $ / shares shares	Mar. 24, 2021 USD ($)	Sep. 14, 2020 USD ($) shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Convertible Notes Payable										$ 12,498,889
Accrued Interest										0		$ 183,067	$ 129,271
Discounted value										8,205,504
Amortization of debt discount												2,301,655	2,667,733
Unamortized discount										$ 0	$ 95,127	5,389,693	4,457,658
Interest expense												855,579	244,529
Debt issue costs												0	13,400,000
Amortization of debt issue costs												10,438	$ 19,562
Face value					$ 13,235,333							$ 13,235,333
Common stock, Issued | shares										206,082,652		184,266,934	140,018,383
loss on modification of debt												$ 0	$ 98,825
Conversion of stock									$ 79,990
May 2021 Financing
Face value												5,610,000
Common stock, Issued | shares		1,870,000			2,361,099
Purchase price		$ 5,000,000
Conversion price | $ / shares		$ 3.00
Maturity date		May 19, 2024
Payment to investors amount		$ 75,000
Convertible notes aggregate principal amount		$ 5,600,000
May 2020 Financing
Face value												3,000,000
Maturity date					May 08, 2023
Convertible notes aggregate principal amount					$ 3,000,000
Exercise price					0.50
Purchase price of convertible notes payable					$ 2,700,000
Warrants to purchase | shares					7,600,000
Interest rate					8.00%
Initial conversion price | $ / shares					$ 0.25
Maximum ownership					9.99%
Convertible notes description					(i) $0.01 or (ii) 75% of the volume-weighted average price ("VWAP") of the Common Stock for the immediately preceding five (5) Trading Days on the date of conversion. The conversion price is also subject to adjustment due to certain events, including stock dividends, and stock splits. The Notes may be redeemed by the Company, in its sole discretion, in an amount equal to 110% of the principal amount
November 2020 Financing
Face value												3,888,889
Common stock, Issued | shares			903,226
Purchase price			$ 3,500,000
Maturity date			Nov. 03, 2024
Convertible notes aggregate principal amount			$ 3,900,000
Initial conversion price | $ / shares			$ 0.25
August 25, 2020 - September 14, 2020 Notes
Accrued Interest				$ 13,297
Face value												436,444
Convertible notes aggregate principal amount							$ 436,444
Purchase price of convertible notes payable							$ 395,000
Warrants to purchase | shares							872,887
Convertible note face value							$ 436,444
Coupon rate							8.00%
Conversion of stock shares | shares							1,862,146
Related party converted into principal amount						$ 288,889
Related party				$ 288,889
Conversion in common stock | shares				1,208,743
Sutton Global
Accrued Interest								$ 12,125
Face value												$ 300,000
Initial conversion price | $ / shares								$ 0.0005
Convertible note face value								$ 300,000
Coupon rate								6.00%
loss on modification of debt								$ 98,825
Conversion of stock								$ 149,000
Conversion of stock shares | shares	319,950							644,499